Business Combination - Acquisition of relaxation salons (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 JPY (¥) item	Dec. 31, 2019 JPY (¥) item
Business Acquisition [Line Items]
Cash consideration	¥ 86,916	¥ 23,813
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Cash and cash equivalents	1,439,733	513,621
Right-of-use asset - operating lease, net	51,005	27,567
Goodwill	72,438	22,156
Intangible assets	12,690	6,519
Total assets acquired	136,133	56,242
Asset retirement obligations	(49,217)	(25,942)
Total liabilities assumed	(49,217)	(25,942)
Net assets assumed	86,916	30,300
Fair value of the consideration transferred	¥ 86,916	23,813
Gain from bargain purchase		¥ 6,487
Relaxation Salons
Business Acquisition [Line Items]
Number of salons acquired | item	16	17
Cash consideration	¥ 86,916	¥ 23,813
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Fair value of the consideration transferred	86,916	23,813
Gain from bargain purchase	¥ 0	¥ 6,487